Schedule of Pro Forma Financial Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Vidello [Member]
Business Combination [Line Items]
Revenue	$ 9,581,008	$ 8,707,071
Cost of revenue	1,870,380	1,741,544
Operating expenses	21,921,778	14,947,197
Total other expenses (income), net	3,169,640	14,106,361
Loss before income taxes attributable to common stockholders	$ (17,380,790)	$ (22,088,031)
Open Reel [Member]
Business Combination [Line Items]
Revenue			$ 10,604,538	$ 12,081,328
Cost of revenue			2,254,010	2,519,147
Operating expenses			21,778,659	20,544,964
Total other expenses (income), net			18,061,763	4,662,025
Loss before income taxes attributable to common stockholders			$ (31,489,894)	$ (15,644,808)